Credit Risk Concentrations (Details) - Schedule of diversification of the Account's portfolio by region and property type	12 Months Ended
Dec. 31, 2016
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%
Office
Concentration Risk [Line Items]
Concentration Risk Percentage	43.20%
Apartment
Concentration Risk [Line Items]
Concentration Risk Percentage	21.20%
Retail
Concentration Risk [Line Items]
Concentration Risk Percentage	19.00%
Industrial
Concentration Risk [Line Items]
Concentration Risk Percentage	13.80%
Others
Concentration Risk [Line Items]
Concentration Risk Percentage	2.80%
West
Concentration Risk [Line Items]
Concentration Risk Percentage	40.80%
West | Office
Concentration Risk [Line Items]
Concentration Risk Percentage	16.60%
West | Apartment
Concentration Risk [Line Items]
Concentration Risk Percentage	8.70%
West | Retail
Concentration Risk [Line Items]
Concentration Risk Percentage	7.60%
West | Industrial
Concentration Risk [Line Items]
Concentration Risk Percentage	7.60%
West | Others
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%
East
Concentration Risk [Line Items]
Concentration Risk Percentage	36.50%
East | Office
Concentration Risk [Line Items]
Concentration Risk Percentage	20.90%
East | Apartment
Concentration Risk [Line Items]
Concentration Risk Percentage	8.60%
East | Retail
Concentration Risk [Line Items]
Concentration Risk Percentage	3.10%
East | Industrial
Concentration Risk [Line Items]
Concentration Risk Percentage	1.50%
East | Others
Concentration Risk [Line Items]
Concentration Risk Percentage	2.40%
South
Concentration Risk [Line Items]
Concentration Risk Percentage	21.40%
South | Office
Concentration Risk [Line Items]
Concentration Risk Percentage	5.70%
South | Apartment
Concentration Risk [Line Items]
Concentration Risk Percentage	3.90%
South | Retail
Concentration Risk [Line Items]
Concentration Risk Percentage	7.80%
South | Industrial
Concentration Risk [Line Items]
Concentration Risk Percentage	3.90%
South | Others
Concentration Risk [Line Items]
Concentration Risk Percentage	0.10%
Midwest
Concentration Risk [Line Items]
Concentration Risk Percentage	1.30%
Midwest | Office
Concentration Risk [Line Items]
Concentration Risk Percentage	0.00%
Midwest | Apartment
Concentration Risk [Line Items]
Concentration Risk Percentage	0.00%
Midwest | Retail
Concentration Risk [Line Items]
Concentration Risk Percentage	0.50%
Midwest | Industrial
Concentration Risk [Line Items]
Concentration Risk Percentage	0.80%
Midwest | Others
Concentration Risk [Line Items]
Concentration Risk Percentage	0.00%